Debentures	12 Months Ended
Dec. 31, 2019
Disclosure of debentures [Abstract]
Debentures
Note 12 - Debentures

A.          Composed as follows:

	December 31, 2019		December 31, 2018
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	72,137	71,584	52,056	51,343
Less current maturities	26,928	26,773	8,975	8,758
Total long-term debentures	45,209	44,811	43,081	42,585

B.          Debentures – Details

Series A Debentures

On January 13, 2014, the Company issued NIS 120,000 thousand (approximately €25,170 thousand based on the euro/NIS exchange rate at that time) principal amount of unsecured non-convertible Series A Debentures (“Series A Debentures“) through a public offering that was limited to residents of Israel. The gross proceeds of the offering were approximately NIS 116,760 thousand (approximately €24,490 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions were approximately NIS 114,700 thousand (approximately €24,059 thousand).

On June 19, 2014, the Company issued additional NIS 80,341 thousand principal amount of Series A Debentures (approximately €17,115 thousand based on the euro/NIS exchange rate at that time) to Israeli classified investors in a private placement at a price of NIS 1,010 per unit. The gross proceeds of the private placement were approximately NIS 81,144 thousand (approximately €17,286 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions and interest paid on these additional Series A Debentures in June 2014 were approximately NIS 78,900 thousand (approximately €16,808 thousand).

The Series A Debentures bear fixed interest at the rate of 4.6% per year and are not linked to the Israeli CPI or otherwise.

The Series A Deed of Trust includes customary provisions and also includes the following: (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions, and (ii) an obligation to pay additional interest for certain security rating downgrades, up to an increase of 1% for a decrease of four rating levels compared to the rating at the time of issuance of the Series A Debentures.

The Series A Deed of Trust further includes a number of customary causes for immediate repayment, including a default in connection with certain financial covenants for two consecutive financial quarters, which is not cured within the cure period set forth in the Series A Deed of Trust. The financial covenants are as follows:

1.	The Company’s equity, on a consolidated basis, shall not be less than $55 million;

2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of project finance, including hedging transactions in connection with such project finance, of the Company’s subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity, on a consolidated basis, plus the Net Financial Debt, shall not exceed a rate of 65%; and

3.	The ratio of (a) the Company’s equity, on a consolidated basis, to (b) the Company’s balance sheet, on a consolidated basis, shall not be less than a rate of 20%.

The Series A Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to shareholders, provided that: (a) the Company’s equity following such distribution will not be less than $75 million, (b) the Company shall meet the financial covenants set forth above prior to and following the distribution, (c) the Company will not distribute more than 75% of the distributable profit and (d) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit).

In December 2019, the Company announced the early repayment of  the entire outstanding principal of the Company’s Series A Debentures pursuant to the terms of the deed of trust governing these Debentures.

The early repayment amount was the sum of approximately NIS 80.1 million (approximately €20.8 million) in principal, the sum of approximately NIS 0.05 million (approximately €0.01 million) in accrued interest and a prepayment charge of approximately NIS 5.7 million (approximately €1.5 million), amounting to an aggregate repayment amount of approximately NIS 85.9 million (approximately €22.3 million). On December 30, 2019 the funds designated for such repayment were transferred to the nominee company.

Series B Debentures

On March 14, 2017, the Company issued Series B Nonconvertible Debentures due June 30, 2024 in a public offering in Israel in the aggregate principal amount of NIS 123,232,000 (approximately €31.7 million based on the euro/NIS exchange rate at that time). The gross proceeds of the offering were NIS 123,232,000 and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions (partially paid in 2016), were approximately NIS 121.4 million (approximately €31.2 million). The Series B Debentures originally bore a fixed annual interest rate of 3.44% and are not linked to the Israeli CPI or otherwise. The Series B Debentures are traded on the TASE and have been rated Baa1.il /Stable, on a local scale, by Midroog Ltd.

The principal amount of Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive). On November 13, 2017, following a rating downgrade of the Company’s Debentures from ilA- to ilBBB+ (by the previous rating company that rated the Series B Debentures, Standard & Poor’s Maalot Ltd.), the Series B Debentures fixed annual interest rate was increased by 0.25% to 3.69%.

The Series B Deed of Trust includes customary provisions and also includes the following: (i) a negative pledge such that the Company may not place a floating charge on all of the Company’s assets, subject to certain exceptions, (ii) an obligation to pay additional interest for certain security rating downgrades, up to an increase of 1% for a decrease of four rating levels compared to the rating at the time of issuance of the Series B Debentures and (iii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.5% for the period in which the Company do not meet each standard and up to an increase of 1% in the annual interest (with a cap on the combined increase in interest due to security rating downgrades and failure to meet financial covenants of 1.75%).

The Series B Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series B Debentures subject to maintaining the rating assigned to the Series B Debentures and to the Company’s continued compliance with the financial covenants included in the Series B Deed of Trust and provided that the Company are not in default of any of the immediate repayment provisions included in the Series B Deed of Trust or in material default of the Company’s obligations to the holders of the Series B Debentures pursuant to the terms of the Series B Deed of Trust.

The Series B Deed of Trust further includes a number of customary causes for immediate repayment, including a default in connection with certain financial covenants for two consecutive financial quarters and includes a mechanism for the update of the annual interest rate of the Series B Debentures in the event the Company do not meet certain financial standards. The financial covenants are as follows:

1.	the Company’s balance sheet equity, on a consolidated basis, shall not be less than $55 million;

2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of financing of projects, including hedging transactions in connection with such financing, of the Company’s subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity (which the Company calculate in line with the definition of balance sheet equity in the Series B Deed of Trust), on a consolidated basis, plus the Net Financial Debt, commencing from the financial results for September 30, 2018 – shall not exceed the rate of 60% for purposes of the immediate repayment provision and shall not exceed the rate of 55% for purposes of the annual interest update provision; and

3.
The ratio of (a) the Company’s equity (which the Company calculate in line with the definition of balance sheet equity in the Series B Deed of Trust), on a consolidated basis, to (b) the Company’s balance sheet, on a consolidated basis, commencing from the financial results for September 30, 2018 – shall not be less than a rate of 25% for purposes of the immediate repayment provision and shall not be less than a rate of 30% for purposes of the annual interest update provision.

On September 25, 2019, the Company published the Company’s pro forma statement of financial position as at June 30, 2019, which indicated that the ratio of the Company’s equity (which the Company calculate in line with the definition of Balance Sheet Equity in the Series B Deed of Trust) to balance sheet as at June 30, 2019 was 29.2%, triggering a right of the holders of the Company’s Series B Debentures to an increase in the annual interest rate applicable to the Series B Debentures of 0.5% until such time as the Company publish financial results reflecting an increase in such ratio to a minimum of 30%.

On December 31, 2019, the Company published the Company’s pro forma statement of financial position as at September 30, 2019, which indicated that the ratio of the Company’s equity, as set forth above, to balance sheet as of September 30, 2019 was 31.6%, triggering a decrease in the annual interest rate applicable to the Series B Debentures of 0.5% to its previous rate of 3.69%.

The Series B Deed of Trust includes similar conditions to the Company’s ability to make distributions (as such term is defined in the Companies Law, e.g. dividends), to the Company’s shareholders as are included in the Series A Deed of Trust and set forth above.

As of December 31, 2019, the financial covenants were met.

In order to manage the currency risk resulting from the Series B Debentures, which are denominated in NIS, the Company executed currency swap transactions in April 2017. The Company exchanged Series B Debentures NIS denominated notional principal in the aggregate amount of NIS 83,232 thousand (approximately €21,452 thousand, based on the NIS/euro exchange rate as at December 31, 2019) with a euro notional principal. Such currency swap transactions qualify for hedge accounting.

Series C Debentures

On July 25, 2019, the Company issued Series C Debentures due June 30, 2025 in a public offering in Israel in the aggregate principal amount of NIS 89,065 thousand (approximately €22,690 thousand based on the Euro /NIS exchange rate at that time). The Series C Debentures bear fixed interest at the rate of 3.3% per year and are not linked to the Israeli CPI or otherwise. The gross proceeds of the offering were NIS 89,065 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 87,600 thousand (approximately €22,317 thousand). The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).

The Series C Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company’s assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% for the period in which the Company do not meet each standard and up to an annual increase of 0.5%. The Series C Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series C Debentures provided that: (i) the Company are not in default of any of the immediate repayment provisions included in the Series C Deed of Trust or in breach of any of the Company’s material obligations to the holders of the Series C Debentures pursuant to the terms of the Series C Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants included in the distribution undertaking Series C Deed of Trust and (iii) to the extent the Series C Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series C Debentures.

The Series C Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for two consecutive financial quarters, and includes a mechanism for the update of the annual interest rate of the Series B Debentures in the event the Company do not meet certain financial standards. The financial covenants are as follows:

1.
the Company’s balance sheet equity, on a consolidated basis, shall not be less than €50 million for purposes of the immediate repayment provision and shall not be less than €60 for purposes of the annual interest update provision;

2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of financing of projects, including hedging transactions in connection with such financing, of the Company’s subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity (which the Company calculate in line with the definition of Balance Sheet Equity in the Series C Deed of Trust), on a consolidated basis, plus the Net Financial Debt, or the Company’s CAP, Net, to which the Company refer herein as the Ratio of Net Financial Debt to CAP, Net, shall not exceed the rate of 67.5% for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the annual interest update provision; and

3.
The ratio of (a) the Company’s Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations, such as the Talmei Yosef project, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, based on the aggregate four preceding quarters, or the Company’s Adjusted EBITDA, to which the Company refer to herein as the Ratio of Net Financial Debt to Adjusted EBITDA, shall not be higher than 12 for purposes of the immediate repayment provision and shall not be higher than 10 for purposes of the annual interest update provision.

The Series C Deed of Trust includes similar conditions to the Company’s ability to make distributions to the Company’s shareholders as are included in the Series A and Series B Deeds of Trust and set forth above. the Company are also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial standards set forth above) after the distribution: (i) balance sheet equity not lower than €70 million, (ii) Ratio of Net Financial Debt to CAP, Net not to exceed 60%, and (iii) Ratio of Net Financial Debt to Adjusted EBITDA, shall not be higher than 8, and not to make distributions if the Company do not meet all of the Company’s material obligations to the holders of the Series C Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2019, the financial covenants were met.

C.          The aggregate annual maturities are as follows:

	December 31	December 31
	2019	2018
	€ in thousands
Second year	6,927	8,789
Third year	8,098	8,833
Fourth year	9,714	8,874
Fifth year	13,195	10,354
Sixth year and thereafter	6,877	5,735

Long-term loans	44,811	42,585
Current maturities	26,773	8,758
	71,584	51,343